Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenue:
License	$ 91,798	$ 81,613	$ 120,443
Service	3,471,839	3,264,241	3,126,460
License and Services Revenue	3,563,637	3,345,854	3,246,903
Operating expenses:
Cost of license	2,768	2,602	3,523
Cost of service	2,304,124	2,164,450	2,081,945
Research and development	257,896	240,266	242,063
Selling, general and administrative	445,134	418,574	424,671
Amortization of purchased intangible assets and other	58,067	38,410	52,229
Total operating expenses	3,067,989	2,864,302	2,804,431
Operating income	495,648	481,552	442,472
Interest and other expense, net	6,098	6,075	948
Income before income taxes	489,550	475,477	441,524
Income taxes	67,428	63,038	50,153
Net income	$ 422,122	$ 412,439	$ 391,371
Basic earnings per share	$ 2.65	$ 2.56	$ 2.33
Diluted earnings per share	$ 2.62	$ 2.53	$ 2.31
Basic weighted average number of shares outstanding	159,012	161,330	168,275
Diluted weighted average number of shares outstanding	161,366	163,118	169,437